Note 4 - Cash, Cash Equivalents and Marketable Securities (10Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Cash, Cash Equivalents, and Marketable Securities [Text Block]
4.	Cash, cash equivalents and marketable securities

The following is a summary of the Company's cash and cash equivalents as of the date indicated:

	March 31, 2023	December 31, 2022

Cash in banking institutions	$631,002	$1,586,920
Money market funds	14,014,584	8,526,786
Total	$14,645,586	$10,113,706

The following is a summary of the Company's marketable securities as of as of the date indicated:

	Amortized cost	Unrealized gains	Unrealized losses	Fair Value

March 31, 2023
Commercial paper	$1,995,318	210	$(1,437)	$1,994,091
U.S. treasury bonds	999,575	—	(1,896)	997,679
Total	$2,994,893	210	$(3,333)	$2,991,770

December 31, 2022
Commercial paper	$9,445,220	263	$(21,313)	$9,424,170
U.S. treasury bonds	2,999,095	—	(14,325)	2,984,770
Total	$12,444,315	263	$(35,638)	$12,408,940

The Company's marketable securities generally have contractual maturity dates between 7 and 30 months.

As of March 31, 2023, $1,991,770 of the marketable securities held were in an unrealized loss position, all of which have been in an unrealized loss position for less than twelve months. The Company determined that unrealized losses on marketable securities were primarily due to market conditions, including changes in the U.S. Federal Reserve interest rate, and not credit losses. The Company does not intend to sell the investments and it is not more likely than not that that the Company will be required to sell the investments before the recovery of the amortized cost basis. No allowance for credit losses related to any of these securities was recorded for the three months ended March 31, 2023.

4. Cash, cash equivalents and marketable securities

The following is a summary of the Company's cash and cash equivalents as of the dates indicated:

	December 31,
	2022	2021
Cash in banking institutions	$1,586,920	$30,308,075
Money market funds	8,526,786	7,005,483
Total	$10,113,706	$37,313,558

The following is a summary of the Company's marketable securities as of December 31, 2022:

	Amortized cost	Unrealized gains	Unrealized losses	Fair Value

Commercial paper	$9,445,220	$263	$(21,313)	$9,424,170
U.S. treasury bonds	2,999,095	—	(14,325)	2,984,770
Total	$12,444,315	$263	$(35,638)	$12,408,940

The Company did not have any marketable securities as of December 31, 2021. The Company's marketable securities generally have contractual maturity dates between 3 and 12 months. All but one of the Company’s marketable securities are in an unrealized loss position at December 31, 2022. Unrealized losses on marketable securities as of December 31, 2022 were $35,638 and were primarily due to changes in interest rates, and not due to increased credit risks associated with specific securities. Accordingly, no other-than-temporary impairment was recorded for the year ended December 31, 2022 and there were no realized gains or losses recorded during the year ended December 31, 2022.